Significant Accounting Policies - Exchange Rates (Table) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Uruguay pesos
Disclosure of disaggregation of revenue from contracts with customers [line items]
Closing	42.37	37.34	32.39
Average	42.01	35.29	30.74
Argentina pesos
Disclosure of disaggregation of revenue from contracts with customers [line items]
Closing	84.15	59.89	37.7
Average	70.65	48.28	28.13
Paraguay guarani
Disclosure of disaggregation of revenue from contracts with customers [line items]
Closing	6,941.65	6,463.95	5,960.94
Average	6,784.26	6,247.28	5,740.5
Brazilian reais
Disclosure of disaggregation of revenue from contracts with customers [line items]
Closing	5.2	4.03	3.87
Average	5.16	3.94	3.65